ACQUISITION OF BUSINESS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Summary of consideration transferred, assets acquired, and liabilities assumed	he following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed at the acquisition date:
(in millions)

Total consideration transferred for the acquisition	$5,107
Assets acquired
Cash and cash equivalents	1,021
Investments	22,518
Accrued investment income	101
Reinsurance recoverables	45
Premiums due and other receivables	437
Deferred tax assets	389
Property and equipment	175
Prepaid pension	149
Equity accounted investment	1,402
Deferred acquisition costs	273
Reinsurance assets	386
Investment properties	541
Other assets	198
Separate account assets	1,123
Total assets to be acquired	28,758
Liabilities assumed
Future policy benefits	5,034
Policyholders' account balances	13,940
Policy and contract claims	1,706
Unearned premium reserve	1,073
Other policyholder funds	334
Notes payable	158
Other liabilities	449
Separate account liabilities	1,123
Total liabilities to be assumed	23,817
Less: Noncontrolling interest	(10)
Net assets to be acquired	4,931
Goodwill	$176